UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-09703

           BCT Subsidiary, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BCT Subsidiary, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)	Description	Value

		LONG-TERM INVESTMENTS—102.9%
		Mortgage Pass-Through Securities—1.5%
		Federal National Mortgage Assoc.,
	$ 490	5.50%, 1/01/17 - 2/01/17	$ 500,285
	16	6.50%, 7/01/29	16,588

		Total Mortgage Pass-Through Securities	516,873

		Agency Multiple Class Mortgage Pass-Through Securities—7.6%
		Federal Home Loan Mortgage Corp.,
	13	Ser. 1512, Class H, 6.50%, 2/15/08	12,582
	183	Ser. 1534, Class IG, 5.00%, 2/15/10	183,159
	2,000	Ser. 1598, Class J, 6.50%, 10/15/08	2,060,200
		Federal National Mortgage Assoc.,
	67	Ser. 13, Class SJ, 8.75%, 2/25/09	67,602
	46	Ser. 43, Class E, 7.50%, 4/25/22	46,732
	195	Government National Mortgage Assoc., Remic Trust 2000, Class 16, 4.06%, 12/16/27	195,744

		Total Agency Multiple Class Mortgage Pass-Through Securities	2,566,019

		Inverse Floating Rate Mortgage Securities—3.7%
AAA	237	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 13.176%, 11/25/23	236,696
		Federal Home Loan Mortgage Corp.,
	282	Ser. 1425, Class SB, 15.299%, 12/15/07	302,060
	14	Ser. 1506, Class S, 14.638%, 5/15/08	14,496
	106	Ser. 1515, Class S, 14.642%, 5/15/08	113,855
	68	Ser. 1618, Class SA, 8.25%, 11/15/08	67,403
	53	Ser. 1661, Class SB, 14.553%, 1/15/09	56,200
		Federal National Mortgage Assoc.,
	175	Ser. 187, Class SB, 17.533%, 10/25/07	189,561
	90	Ser. 190, Class S, 15.299%, 11/25/07	94,387
	179	Ser. 214, Class SH, 9.293%, 12/25/08	175,718

		Total Inverse Floating Rate Mortgage Securities	1,250,376

		Interest Only Mortgage-Backed Securities—7.8%
		Federal Home Loan Mortgage Corp.,
	53	Ser. 1114, Class J, 1,008.00%, 7/15/06	932
	7	Ser. 1285, Class M, 1,005.89%, 5/15/07	124
	461	Ser. 1645, Class IB, 5.50%, 9/15/08	21,215
	1,970	Ser. 2523, Class EH, 5.50%, 4/15/20	206,225
	1,274	Ser. 2543, Class IJ, 5.00%, 10/15/12	52,740
	998	Ser. 2543, Class IM, 5.00%, 9/15/12	31,826
	1,778	Ser. 2572, Class IT, 5.50%, 5/15/19	8,341
	2,544	Ser. 2633, Class PI, 4.50%, 3/15/12	99,412
	2,767	Ser. 2672, Class TP, 5.00%, 9/15/16	71,767
	5,605	Ser. 2739, Class PI, 5.00%, 3/15/22	600,541
	2,550	Ser. 2775 Class UB, 5.00%, 12/15/17	139,459
		Federal National Mortgage Assoc.,
	2,695	Ser. 13, Class IG, 5.00%, 10/25/22	194,895
	4	Ser. 174, Class S, 129.66%, 9/25/22	15,362
	126	Ser. 223, Class PT, 6.50%, 10/25/23	10,906
	638	Ser. 49, Class L, 444.92%, 4/25/13	52,077
	440	Ser. 51, Class K, 1,006.50%, 4/25/07	31,597
	11,954	Ser. 70, Class ID, 5.00%, 4/25/22	988,198
	34	Ser. 72, Class H, 1,183.25%, 7/25/06	1,923
	215	Ser. 8, Class HA, 1,200.00%, 1/25/08	24,639
	923	Ser. 82, Class IR, 5.00%, 9/25/12	31,898
	4	Ser. G-21, Class L, 949.50%, 7/25/21	6,700
	19,344	Vendee Mortgage Trust, Ser. 1, Class IO, 0.05%, 10/15/31	39,461

		Total Interest Only Mortgage-Backed Securities	2,630,238

BCT Subsidiary, Inc. (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Principal Only Mortgage-Backed Securities—0.4%
	$ 132		Federal National Mortgage Assoc., Ser. 97, Class WO, 5.50%, 10/25/33	$ 114,567
Aaa	32		Salomon Brothers Mortgage Securities VI, Inc., Ser. 3, Class A, 12.50%, 10/23/17	29,536

			Total Principal Only Mortgage-Backed Securities	144,103

			Commercial Mortgage-Backed Securities—0.8%
AAA	275	[2]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	281,479

			Asset-Backed Securities—0.5%
NR	235	[2,3,4]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	25,806
			Structured Mortgage Asset Residential Trust,
NR	568	[3,4]	Ser. 2, 8.24%, 3/15/06	62,478
NR	629	[3,4]	Ser. 3, 8.724%, 4/15/06	69,239

			Total Asset-Backed Securities	157,523

			Corporate Bonds—20.0%
			Energy—3.0%
A-	500		Conoco Funding Co., 5.45%, 10/15/06, (Canada)	506,760
BBB+	500	[2]	Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)	517,005

				1,023,765

			Financial Institutions—16.7%
Aa2	500		Bank America Corp., 4.75%, 10/15/06	503,005
AAA	500		General Electric Cap. Corp., 2.75%, 9/25/06	492,215
Ba1	500		General Motors Acceptance Corp., 6.125%, 9/15/06	502,045
Aa3	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	491,500
A1	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	516,615
Aa3	1,000	[5]	Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,142,120
A	500		SLM Corp., 3.50%, 9/30/06	494,925
Aa3	500		Suntrust Bank, 7.25%, 9/15/06	516,235
Aa1	500		US Bank NA, 2.85%, 11/15/06	491,105
Aa3	500		Wachovia Corp., 4.95%, 11/01/06	504,250

				5,654,015

			Transportation—0.3%
CCC	100		American Airlines, Inc., 10.44%, 3/04/07	95,000

			Total Corporate Bonds	6,772,780

			U.S. Government and Agency Securities—51.0%
Aaa	192		Small Business Investment Cos., Ser. P10A, Class 1, 6.12%, 2/01/08	200,184
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,182,375
	1,700		5.75%, 11/15/05	1,710,426
	2,000		6.00%, 8/15/09	2,137,968
	385		6.625%, 5/15/07	402,340
	10,000		U.S. Treasury Strip, zero coupon, 8/15/06	9,622,089

			Total U.S. Government and Agency Securities	17,255,382

			Taxable Municipal Bonds—9.5%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	579,815
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	544,685
			Los Angeles Cnty. California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,041,020
AAA	500		Ser. D, 6.97%, 6/30/08	533,710
AAA	500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	528,500

			Total Taxable Municipal Bonds	3,227,730

			Total Long-Term Investments (cost $35,162,548)	34,802,503

BCT Subsidiary, Inc. (continued)

Principal
Amount
(000)	Description	Value

	SHORT-TERM INVESTMENTS—5.6%
	U.S. Government and Agency Security—5.6%
$ 1,900	Federal Home Loan Bank Discount Note, zero coupon, 8/01/05 (cost $1,900,000)	$ 1,900,000

	Total investments—108.5% (cost $37,062,5486)	36,702,503
	Liabilities in excess of other assets (including $3,328,146 of distribution payable)—(8.5)%	(2,881,296)

	Net Assets—100%	$ 33,821,207

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 2.4% of it nets assets, with a current market value of $824,290, in securities restricted as to resale.
[3]	Security is fair valued.
[4]	Illiquid securities representing 0.5% of net assets.
[5]	Entire or principle amount pledged as collateral.
[6]	Cost for Federal income tax purposes is $37,186,446. The net unrealized depreciation is $483,943, consisting of $569,356 gross unrealized appreciation and $1,053,299 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BCT Subsidiary, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005